4. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
4. PROPERTY AND EQUIPMENT

Note 4.  Property, Plant and Equipment

On August 6, 2012, the Company acquired a building located at 25 Ford ham Drive Buffalo, New York 14216 for $220,000. On August 6, 2012, the Company entered into a note agreement (note 5) with the seller of the property for the acquisition. The principle amount of the loan was $200,000, the loan bears a 5.0% interest rate and is matured in five years. On September 15, 2015, the Company sold this building for $262,890, gain in sale of this property was $60,753.

On November 18, 2013, the Company acquired a property located at 160 Kerns Avenue Buffalo, New

York 14211 by cash for $165,000. On January 30, 2014, the Company acquired a property located at 70 Floss Avenue Buffalo, New York 14211 by cash for $33,000.On July 23, 2015, the Company sold its property located at 70 Floss Avenue Buffalo, for $35,000, gain in sale of this property was $3,199.

The components of property and equipment were as follows:

	December 31, 2015 ($)	December 31, 2014 ($)
Buildings	199,002	452,002
Accumulation depreciation	(10,310)	(19,662)
Property, plant and equipment - net	188,692	432,340

For the years ended December 31, 2015 and 2014, depreciation of property, plant and equipment amounted $9,709 and $11,319, respectively.